UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2012 (Unaudited)

DWS RREEF Global Infrastructure Fund
	Shares	Value ($)
Common Stocks 98.5%
Australia 5.3%
APA Group (a)	1,430,800	7,033,856
Sydney Airport	3,418,331	11,178,240
Transurban Group	3,522,200	21,879,714

(Cost $38,402,113)		40,091,810
Brazil 0.8%
Cia de Saneamento Basico do Estado de Sao Paulo (ADR) (Cost $5,556,456)	75,600	6,139,476
Canada 16.1%
Enbridge, Inc. (b)	68,700	2,681,361
Enbridge, Inc. (b)	1,268,000	49,528,227
TransCanada Corp. (a) (b)	1,111,830	50,598,387
TransCanada Corp. (b)	144,216	6,561,828
Westshore Terminals Investment Corp. (a)	437,800	12,464,675

(Cost $109,419,180)		121,834,478
France 1.8%
Aeroports de Paris	117,500	9,382,651
Groupe Eurotunnel SA (Registered)	586,399	4,138,989

(Cost $13,546,828)		13,521,640
Germany 0.5%
Fraport AG (Cost $3,988,929)	68,000	3,938,639
Hong Kong 6.0%
Beijing Enterprises Holdings Ltd.	2,788,450	18,577,916
China Gas Holdings Ltd.	25,268,700	13,885,423
ENN Energy Holdings Ltd.	2,716,400	11,435,273
Zhejiang Expressway Co., Ltd. "H"	2,326,900	1,618,376

(Cost $39,378,296)		45,516,988
Italy 6.5%
Atlantia SpA	820,000	12,761,228
Snam SpA	3,261,800	14,478,212
Terna - Rete Elettrica Nationale SpA	5,856,800	21,864,165

(Cost $43,772,290)		49,103,605
Japan 2.9%
Tokyo Gas Co., Ltd. (a) (Cost $19,590,433)	4,032,300	22,213,842
Spain 1.4%
Abertis Infraestructuras SA (Cost $10,105,157)	730,100	10,773,734
United Kingdom 12.1%
National Grid PLC	4,998,059	55,173,875
Severn Trent PLC	547,400	14,846,640
United Utilities Group PLC	1,899,800	21,998,979

(Cost $83,110,466)		92,019,494
United States 45.1%
American Tower Corp. (REIT)	735,613	52,515,412
Aqua America, Inc. (a)	1,057,500	26,183,700
Atmos Energy Corp. (a)	471,500	16,874,985
Cheniere Energy, Inc.* (a)	725,800	11,286,190
Crown Castle International Corp.*	407,627	26,128,891
EQT Midstream Partners LP*	198,000	5,702,400
Kinder Morgan Management LLC	195,800	14,959,120
NiSource, Inc.	1,448,952	36,919,297
Northeast Utilities	16	612
ONEOK, Inc.	385,800	18,637,998
Sempra Energy	696,138	44,893,939
Spectra Energy Corp.	1,272,353	37,356,284
Summit Midstream Partners LP (Units)*	380,000	8,021,800
Targa Resources Corp.	15,700	790,338
Union Pacific Corp.	100,000	11,870,000
WGL Holdings, Inc.	366,900	14,767,725
Williams Companies, Inc.	432,100	15,110,537

(Cost $311,862,447)		342,019,228

Total Common Stocks (Cost $678,732,595)		747,172,934
Securities Lending Collateral 9.7%
Daily Assets Fund Institutional, 0.23% (c) (d) (Cost $73,621,581)	73,621,581	73,621,581
Cash Equivalents 1.5%
Central Cash Management Fund, 0.15% (c) (Cost $11,614,679)	11,614,679	11,614,679

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $763,968,855) †	109.7	832,409,194
Other Assets and Liabilities, Net	(9.7)	(73,582,406)

Net Assets	100.0	758,826,788

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $767,412,980.  At September 30, 2012, net unrealized appreciation for all securities based on tax cost was $64,996,214.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $70,004,755 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,008,541.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at September 30, 2012 amounted to $66,051,107, which is 8.7% of net assets.
(b)	Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

At September 30, 2012 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Utilities	347,347,997	46.5%
Energy	202,596,934	27.1%
Industrials	118,584,162	15.9%
Financials	52,515,412	7.0%
Telecommunication Services	26,128,891	3.5%
Total	747,172,934	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$—	$40,091,810	$—	$40,091,810
Brazil	6,139,476	—	—	6,139,476
Canada	121,834,478	—	—	121,834,478
France	—	13,521,640	—	13,521,640
Germany	—	3,938,639	—	3,938,639
Hong Kong	—	45,516,988	—	45,516,988
Italy	—	49,103,605	—	49,103,605
Japan	—	22,213,842	—	22,213,842
Spain	—	10,773,734	—	10,773,734
United Kingdom	—	92,019,494	—	92,019,494
United States	342,019,228	—	—	342,019,228
Short-Term Investments	85,236,260	—	—	85,236,260
Total	$555,229,442	$277,179,752	$—	$832,409,194

There have been no transfers between fair value measurement levels during the period ended September 30, 2012.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 20, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 20, 2012